Segment reporting	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Segment reporting	Segment reporting
Information about our reportable segments for the six months ended June 30, 2023 and 2022 is as follows:
For the six months ended June 30, 2023

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$—	$85,118	$293,389	$335,223	$713,730	$—	$713,730
Vessel operating costs	—	(17,947)	(54,955)	(79,630)	(152,532)	—	(152,532)
Voyage expenses	—	(2,702)	(3,069)	(3,242)	(9,013)	—	(9,013)
Depreciation - owned or sale and leaseback vessels	—	(10,242)	(36,578)	(35,868)	(82,688)	—	(82,688)
Depreciation - right of use assets for vessels	—	—	(3,708)	(14,295)	(18,003)	—	(18,003)
General and administrative expenses	—	(683)	(1,925)	(2,990)	(5,598)	(43,882)	(49,480)
Financial expenses	—	—	—	—	—	(87,252)	(87,252)
Financial income	—	—	—	332	332	8,212	8,544
Other income and (expense), net	—	—	—	—	—	2,332	2,332
Segment (loss) / income	$—	$53,544	$193,154	$199,530	$446,228	$(120,590)	$325,638

For the six months ended June 30, 2022

In thousands of U.S. dollars	LR1	Handymax	LR2	MR	Reportable segments subtotal	Corporate and eliminations	Total
Vessel revenue	$11,169	$88,508	$189,950	$289,493	$579,120	$—	$579,120
Vessel operating costs	(8,847)	(17,460)	(55,077)	(80,371)	(161,755)	—	(161,755)
Voyage expenses	—	(15,634)	(4,743)	(5,131)	(25,508)	—	(25,508)
Depreciation - owned or sale and leaseback vessels	(1,593)	(10,351)	(38,049)	(35,166)	(85,159)	—	(85,159)
Depreciation - right of use assets for vessels	—	—	(4,169)	(15,319)	(19,488)	—	(19,488)
General and administrative expenses	(335)	(684)	(2,051)	(3,008)	(6,078)	(29,179)	(35,257)
Loss on sale of vessels	(44,560)	—	(15,093)	(9,565)	(69,218)	—	(69,218)
Financial expenses	—	—	—	—	—	(78,710)	(78,710)
Financial income	20	—	—	314	334	690	1,024
Other income and (expense), net	—	—	—	—	—	1,634	1,634
Segment (loss) / income	$(44,146)	$44,379	$70,768	$141,247	$212,248	$(105,565)	$106,683